Interest rate benchmark reform (Narrative) (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maximum Exposure To Interest Rate Benchmark Reform [Line Items]
US mortgages linked to USD LIBOR		$ 9
JPY and USD benchmark bonds resettable to LIBOR	$ 4
Credit Suisse
Disclosure Of Maximum Exposure To Interest Rate Benchmark Reform [Line Items]
Corporate loans subject to interest rate benchmark reform	$ 1